Condensed Consolidated and Combined Statements of Operations and Comprehensive Income (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Revenues, net
Total revenues, net		$ 180,774,803	$ 156,312,109
Cost of goods sold		(130,942,258)	(114,376,152)
Gross profit		49,832,545	41,935,957
Operating expenses:
Sales and distribution expenses		(31,092,110)	(26,226,218)
General and administrative expenses		(9,025,931)	(7,978,231)
Listing expenses		(666,021)	(310,502)
Total operating expenses		(40,784,062)	(34,514,951)
Income from operations		9,048,483	7,421,006
Other income (expense):
Interest expense		(730,372)	(387,263)
Interest income		16,246	95,040
Government subsidies		16,950	21,232
Foreign exchange gain, net		4,293,633	532,909
Net gain from related parties debt restructuring		1,460,543
Professional fees on acquisition of HTL Marketing		(1,261,560)
Scrap sofa sale income		223,263	303,452
Sundry income		39,404	81,816
Change in fair value of derivatives and hedging instruments		(753,243)	(1,064,841)
Total other (expense) income, net		3,304,864	(417,655)
Income before income taxes		12,353,347	7,003,351
Income tax expense		(2,329,272)	(1,637,735)
NET INCOME		10,024,075	5,365,616
Other comprehensive income (loss):
– Foreign currency translation adjustments		1,368,175	(1,648,993)
COMPREHENSIVE INCOME		$ 11,392,250	$ 3,716,623
Basic	[1],[2]	89,687,500	88,250,000
Diluted	[1],[2]	89,687,500	88,250,000
EARNINGS (LOSS) PER SHARE - BASIC		$ 0.11	$ 0.06
EARNINGS (LOSS) PER SHARE - DILUTED		$ 0.11	$ 0.06
Third Party [Member]
Revenues, net
Total revenues, net		$ 170,117,861	$ 150,461,612
Related Party [Member]
Revenues, net
Total revenues, net		$ 10,656,942	$ 5,850,497

[1]	The share amounts and per share data are presented on a retroactive basis, after giving the effect from the completion of common control acquisition (see Note 1).
[2]	The share amounts and per share data are presented on a retroactive basis, giving the effect from the completion of common control acquisition (see Note 1).